Schedule III - Real Estate Assets and Accumulated Depreciation - 8 (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 726,262
Land	796,835
Buildings and Improvements	2,172,782
Total Adjustment to Basis	(439,306)
Gross Amount at Which Carried At December 31, 2019	2,530,311	$ 4,444,041	$ 4,564,592	$ 4,370,629
Accumulated Depreciation	243,122	$ 385,245	$ 334,476	$ 245,425
Westover Market: | San Antonio, TX
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,200
Land	2,705
Buildings and Improvements	7,959
Total Adjustment to Basis	(6,264)
Gross Amount at Which Carried At December 31, 2019	4,400
Accumulated Depreciation	50
Winn-Dixie: | Walker, LA
Real Estate and Accumulated Depreciation [Line Items]
Land	900
Buildings and Improvements	3,909
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,809
Accumulated Depreciation	$ 557